Summary of Significant Accounting Policies - New Accounting Policies (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Expenses	$ (2,287,000,000)	$ (2,250,000,000)
ASU No. 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Expenses		11,000,000
Other Income, Net		$ 0
Difference between revenue guidance in effect before and after Topic 606 | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease revenue	$ 49,000,000